Financial Instruments - Summary of Principal Foreign Currency Risk Exposures Impact on Profit Before Income Taxes (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Interest rate risk [member]
Disclosure of financial information [line items]
Impacts on profit before income taxes	¥ (6,043)	¥ (5,787)
Currency risk [member]
Disclosure of financial information [line items]
Impacts on profit before income taxes	¥ (86)	¥ 185